Shareholders' equity (deficit) (Tables)	12 Months Ended
Dec. 31, 2020
Shareholders' equity
Fair Value Measurement Inputs and Valuation Techniques

Year ended
December 31, 2020
Risk-free interest rate	0.13%
Expected term (in years)	1
Expected volatility	65%
Expected dividend yield	—%